Income Taxes - Differences between Income Tax Provision in Statements of Net Income and Income Tax Provision Computed at Federal Statutory Rate (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal benefit	4.20%	4.70%	4.50%
Deferred income tax liability adjustments		0.30%	1.60%
Effect of international operations	(4.00%)	(6.30%)	(7.00%)
Other	(0.90%)	0.10%	(0.40%)
Effective income tax rate, total	20.30%	19.80%	19.70%